Revenue and Other Income	12 Months Ended
Jun. 30, 2018
Material Income And Expense [Abstract]
Revenue and Other Income

4. REVENUE AND OTHER INCOME

(a)	Revenue

	2018	2017	2016
	$’000	$’000	$’000
Licensing revenue and royalties	378	333	247
Interest	242	253	217
	620	586	464

(b)	Other income

Australian Government R&D grants	3,999	10,507	3,590
Foreign exchange unrealized gain	87	—	—
Other	1	—	—
	4,087	10,507	3,590

There is no discernible seasonality in the operations of the consolidated entity.